Schedule of Debt Securities, Available-for-Sale (Details) - USD ($) $ in Thousands	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized Cost Basis	$ 1,687	$ 2,685	$ 2,685
Gross Unrealized Gains	90		1,337
Gross Unrealized Losses		(998)	(1,060)
Fair Value	1,777	1,687	2,962
Due in one year or less,amortized cost basis	1,687	1,687	1,687
Due in one year or less, fair value	1,777	1,687	1,964
No fixed maturity, amortized cost basis		998	998
No fixed maturity, fair value			998
Amortized Cost Basis	1,687	2,685	2,685
Amortized Cost Basis	1,687	2,685	2,685
Fair Value	1,777	1,687	2,962
Other Debt Obligations [Member]
Debt Securities, Held-to-Maturity, Allowance for Credit Loss [Line Items]
Amortized Cost Basis	1,687	2,685	2,685
Gross Unrealized Gains	90		1,337
Gross Unrealized Losses		(998)	(1,060)
Fair Value	1,777	1,687	2,962
Fair Value	$ 1,777	$ 1,687	$ 2,962